Contractual Obligations and Commitments - Disclosure of Contractual Obligations Related to Content Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Contractual Obligations And Commitments
Contractual obligations	$ 301,660	$ 336,144